MUSIC INVENTORY (Details Narrative) - USD ($)	9 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Inventory Disclosure [Abstract]
Property, Plant and Equipment, Additions	$ 0
Depreciation	$ 1,008	$ 1,753